Discontinued Operation	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATION

NOTE 3 – DISCONTINUED OPERATION

In February 2021, the Company completed a purchase of all of the outstanding share capital not yet owned by the Company of Peace of Meat, a Belgian cultured fat developer, for total consideration of up to EUR 16,300 thousand (USD 19,900 thousand). The total consideration payable by the Company in the acquisition consisted of both cash and equity instruments to be paid to Peace of Meat shareholders including legal fees. The total consideration was paid as part of the closing of the acquisition and part upon the achievement of the defined milestones and sub-milestones. Substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable in-process research and development (IPR&D) asset or group of similar IPR&D assets, thus the subsidiary is not considered a business and the acquisition is accounted as an asset acquisition. As at the time of the acquisition the Company did not foresee an alternative future use for the IPR&D assets acquired, consideration attributed to those assets was recognized as research and development expenses. Contingent consideration, dependent upon the achievement of technological milestones was recognized as additional research and development expenses at the time of the achievement of each milestone on the basis of the grant date fair value of the shares.

Following the decision to cease the funding of Peace of Meat by the Company, the Board of Directors of the former concluded on March 31, 2023, that requirements for bankruptcy had been fulfilled. Peace of Meat entered bankruptcy proceedings, and a liquidator was appointed. As of December 31, 2022, and in accordance with ASC 360-10, the Company has assessed the indicators for impairment for its remaining long-lived assets in Peace of Meat. The Company assessed that Peace of Meat can no longer generate future economic benefits and recognized an impairment loss for the fixed assets, based on their fair value in an amount of USD 1,210 thousand.

In addition, and in accordance with ASC 205-20, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As of December 31, 2023, Peace of Meat has met the discontinued operations criteria, hence the results of all discontinued operations, less applicable income taxes, were reported as components of net loss separate from the net loss of continuing operations. The comparative data has been restated in the consolidated statements of comprehensive loss to show the discontinued operation separately from continuing operations. The Company is not aware of any liabilities of the Company to POM’s creditors and therefore the Company has not recorded any liabilities in respect of Peace of Meat.

As of December 31, 2023 Peace of Meat is still undergoing bankruptcy process and the Company no longer has any ability to manage or control the net assets of Peace of Meat. Therefore, the Company no longer controls Peace of Meat. The Company estimates the fair value less costs of disposal of its remaining interest in Peace of Meat at USD 0. The income from loss of control over assets and liabilities amounted to USD 178 thousand, presented under ‘net loss from discontinued operation’.

The following information presents the major classes of assets and liabilities of the discontinued operations as reported on the consolidated balance sheet:

At disposal date
Cash and cash equivalents	163
Restricted deposits	29
Prepaid expenses and other current assets	138
Right of use assets	53
Fixed assets	954
Trade payables	(132)
Other payables	(1,550)
Lease liabilities	(63)
Currency translation differences reserve	230

The following information presents the major classes of line items constituting the pre-tax loss from the discontinued operation in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2023	2022	2021
Research and development, net	1,219	5,005	17,242
Marketing	9	100	61
General and administrative	258	1,002	742
Impairment loss	-	1,210	-
Operating loss	1,486	7,317	18,045
Financial expenses	9	9	12
Net loss from discontinued operations	1,495	7,326	18,057
Loss from disposal of assets and liabilities	(408)	-	-
Other comprehensive income	230	-	-
Total loss attributed to the discontinued operation	1,317	7,326	18,057

The following information presents cash flow attributable to the discontinued operation:

	Year ended December 31,
	2023	2022	2021
Cash flow from discontinued operation
Net cash used in operating activities	(895)	(3,286)	(2,752)
Net cash used in investing activities	(8)	(1,991)	(8,109)
Effect of exchange differences on cash and cash equivalents	(33)	(37)	(38)
Net cash used in discontinued operation	(936)	(5,314)	(10,899)

Net cash used in investing activities for the year ended December 31, 2023 does not include the cash and cash equivalent within the disposal group.